Debt including Capital Lease Obligations - Retiring of Credit Facility and 7.5% Senior Notes (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended
	Feb. 28, 2013	Dec. 31, 2014	Dec. 31, 2013	Feb. 05, 2013
7.5% Senior Notes due 2014 | Senior Notes [Member]
Extinguishment of Debt [Line Items]
Stated interest rate on debt instrument	7.50%
7.5% Senior Notes due 2014 | Loss on debt extinguishment | Line of credit facility
Extinguishment of Debt [Line Items]
Write off of deferred financing costs	$ 5
7.5% Senior Notes due 2014 | Loss on debt extinguishment | Senior Notes [Member]
Extinguishment of Debt [Line Items]
Write off of deferred financing costs	1
7.5% Senior Notes due 2014 and Credit Facility | Loss on debt extinguishment | Senior notes and line of credit
Extinguishment of Debt [Line Items]
Write off of deferred financing costs	6
Senior Notes [Member] | 7.875% Senior Secured Notes due 2021
Extinguishment of Debt [Line Items]
Net proceeds from issuance of senior notes	$ 457
Stated interest rate on debt instrument	7.875%	7.875%	7.875%	7.875%